UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders

Fidelity®

New Markets Income

Fund

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Actual	.86%	$ 1,000.00	$ 1,080.80	$ 4.45
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.59	$ 4.32

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	10.9	14.8
Mexico	8.8	10.1
Turkey	8.1	7.6
Philippines	7.0	7.1
Russia	6.3	2.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Turkish Republic	7.9	7.3
Russian Federation	6.2	2.6
Venezuelan Republic	6.0	7.8
Philippine Republic	5.7	5.5
United Mexican States	5.4	7.1
	31.2
Asset Allocation (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
Corporate Bonds 26.8%	Corporate Bonds 27.4%
Government Obligations 70.0%	Government Obligations 61.8%
Preferred Securities 0.2%	Preferred Securities 0.2%
Short-Term Investments and Net Other Assets (Liabilities) 3.0%	Short-Term Investments and Net Other Assets (Liabilities) 10.6%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.8%
		Principal Amount (c)	Value
Bermuda - 0.5%
Qtel International Finance Ltd.:
3.375% 10/14/16 (e)		$ 8,960,000	$ 9,245,555
5% 10/19/25 (e)		10,665,000	11,350,333
6.5% 6/10/14 (e)		6,565,000	7,165,698
TOTAL BERMUDA			27,761,586
Brazil - 0.6%
Banco Do Brasil SA 3.875% 1/23/17		13,020,000	13,329,876
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (e)		11,330,000	13,185,854
Globo Comunicacoes e Participacoes SA 4.875% 4/11/22 (e)		5,730,000	5,930,550
TOTAL BRAZIL			32,446,280
Canada - 0.2%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		11,565,000	12,605,850
Cayman Islands - 3.6%
Grupo Aval Ltd. 5.25% 2/1/17 (e)		7,910,000	8,285,725
Hutchison Whampoa International 10 Ltd. 6% (e)(f)(g)		49,150,000	49,887,250
Odebrecht Finance Ltd. 7.5% (e)(f)		19,716,000	20,264,105
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15		8,970,000	9,076,743
3.5% 2/6/17		19,795,000	20,279,978
5.375% 1/27/21		21,320,000	22,978,078
5.75% 1/20/20		11,655,000	12,749,148
6.75% 1/27/41		11,050,000	12,961,473
8.375% 12/10/18		30,785,000	38,105,673
TOTAL CAYMAN ISLANDS			194,588,173
Chile - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (e)		7,890,000	9,873,333
Colombia - 0.2%
BanColombia SA 5.95% 6/3/21		9,645,000	10,368,375
Georgia - 0.4%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		11,770,000	11,622,875
JSC Georgian Railway 7.75% 7/11/22 (e)		7,775,000	7,784,719
TOTAL GEORGIA			19,407,594
Indonesia - 1.6%
Perusahaan Listrik Negara PT 5.5% 11/22/21 (Reg. S)		7,880,000	8,234,600
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Indonesia - continued
PT Pertamina Persero:
4.875% 5/3/22 (e)		$ 11,810,000	$ 11,810,000
5.25% 5/23/21 (e)		38,670,000	39,830,100
6% 5/3/42 (e)		11,810,000	11,662,375
6.5% 5/27/41 (e)		12,970,000	13,586,075
TOTAL INDONESIA			85,123,150
Ireland - 1.4%
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (e)		7,760,000	8,031,600
5.45% 11/22/17 (e)		13,735,000	14,215,725
6.025% 7/5/22 (e)		13,340,000	13,457,392
6.8% 11/22/25 (e)		18,925,000	19,776,625
6.902% 7/9/20 (e)		17,740,000	19,247,900
TOTAL IRELAND			74,729,242
Israel - 0.2%
Israel Electric Corp. Ltd. 6.7% 2/10/17 (e)		11,865,000	12,339,600
Kazakhstan - 0.1%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		6,375,000	6,614,063
Korea (South) - 0.1%
Export-Import Bank of Korea 4% 1/11/17		6,310,000	6,720,781
Luxembourg - 1.5%
Gaz Capital SA (Luxembourg):
6.51% 3/7/22 (e)		3,830,000	4,208,213
9.25% 4/23/19 (e)		4,770,000	5,956,776
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		14,415,000	15,226,565
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		16,195,000	18,300,350
RSHB Capital SA:
5.298% 12/27/17 (e)		5,495,000	5,570,831
6% 6/3/21 (e)		8,635,000	8,483,888
9% 6/11/14 (e)		22,515,000	24,766,500
TOTAL LUXEMBOURG			82,513,123
Malaysia - 0.3%
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		11,805,000	16,739,490
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Mexico - 3.4%
Comision Federal de Electricid:
4.875% 5/26/21 (e)		$ 9,855,000	$ 10,692,675
5.75% 2/14/42 (e)		12,610,000	13,366,600
Petroleos Mexicanos:
5.5% 1/21/21		51,435,000	58,378,725
5.5% 6/27/44 (e)		31,605,000	32,474,138
6% 3/5/20		9,030,000	10,531,238
6.5% 6/2/41		19,080,000	22,275,900
6.5% 6/2/41 (e)		11,840,000	13,941,600
6.625% (e)(f)		25,100,000	25,602,000
TOTAL MEXICO			187,262,876
Netherlands - 3.1%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	5,100,000	451,784
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		4,370,000	4,697,750
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		13,339,000	14,339,425
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (e)		8,975,000	9,782,750
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		12,745,000	14,051,363
7% 5/5/20 (e)		7,545,000	8,582,438
8.375% 7/2/13 (e)		6,445,000	6,767,250
9.125% 7/2/18 (e)		11,910,000	14,783,883
11.75% 1/23/15 (e)		35,260,000	41,959,400
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		4,680,000	5,306,184
7.75% 10/17/16 (Reg. S)		7,915,000	9,042,888
7.75% 1/20/20 (e)		10,600,000	12,640,500
7.875% 6/29/37 (Reg. S)		10,785,000	13,049,850
8% 8/7/19 (e)		11,230,000	13,476,000
TOTAL NETHERLANDS			168,931,465
Philippines - 1.3%
National Power Corp. 6.875% 11/2/16 (e)		13,935,000	16,025,250
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		19,185,000	24,077,175
7.39% 12/2/24 (e)		22,865,000	29,438,688
TOTAL PHILIPPINES			69,541,113
Russia - 0.1%
Russian Railways JSC 5.739% 4/3/17		5,530,000	5,889,450
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Singapore - 0.4%
DBS Bank Ltd. 3.625% 9/21/22 (e)		$ 19,745,000	$ 19,649,434
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		9,695,000	11,890,918
Turkey - 0.2%
Turkiye Garanti Bankasi A/S 2.9657% 4/20/16 (e)(g)		14,140,000	13,044,150
Ukraine - 0.3%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		17,620,000	16,805,956
United Kingdom - 0.1%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		6,800,000	6,086,000
United States of America - 1.9%
Pemex Project Funding Master Trust:
5.75% 3/1/18		10,255,000	11,613,788
6.625% 6/15/35		29,735,000	35,682,000
6.625% 6/15/38		7,095,000	8,478,525
8.625% 2/1/22		28,147,000	36,098,528
SB Cap SA 6.125% 2/7/22 (e)		9,920,000	10,384,752
TOTAL UNITED STATES OF AMERICA			102,257,593
Venezuela - 4.9%
Petroleos de Venezuela SA:
4.9% 10/28/14		75,790,000	65,179,400
5.375% 4/12/27		75,585,000	43,272,413
5.5% 4/12/37		104,395,000	59,244,163
8.5% 11/2/17 (e)		61,230,000	49,596,300
9% 11/17/21 (Reg. S)		31,440,000	23,029,800
12.75% 2/17/22 (e)		31,020,000	29,158,800
TOTAL VENEZUELA			269,480,876
TOTAL NONCONVERTIBLE BONDS (Cost $1,379,842,811)			1,462,670,471
Government Obligations - 70.0%
		Principal Amount (c)	Value
Argentina - 0.8%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 35,141,290	$ 23,017,545
2.5% 12/31/38 (d)		56,555,000	18,238,988
TOTAL ARGENTINA			41,256,533
Azerbaijan - 0.1%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		5,515,000	5,667,600
Bahamas (Nassau) - 0.4%
Bahamian Republic 6.95% 11/20/29 (e)		16,996,000	19,715,360
Barbados - 0.3%
Barbados Government:
7% 8/4/22 (e)		10,256,000	10,409,840
7.25% 12/15/21 (e)		5,695,000	5,837,375
TOTAL BARBADOS			16,247,215
Belarus - 0.7%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		19,390,000	18,953,725
8.95% 1/26/18		18,805,000	17,325,047
TOTAL BELARUS			36,278,772
Belize - 0.1%
Belize Government 8.5% 2/20/29 (d)(e)		14,187,600	7,377,552
Bermuda - 0.5%
Bermuda Government 5.603% 7/20/20 (e)		13,545,000	15,542,888
Government of Bermuda 4.138% 1/3/23 (e)		10,200,000	10,353,000
TOTAL BERMUDA			25,895,888
Brazil - 4.3%
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (e)		11,045,000	12,950,263
Brazilian Federative Republic:
5.625% 1/7/41		18,195,000	22,288,875
7.125% 1/20/37		35,665,000	51,582,290
8.25% 1/20/34		19,230,000	30,383,400
10.125% 5/15/27		28,547,000	48,458,533
12.25% 3/6/30		32,865,000	64,990,538
12.75% 1/15/20		4,350,000	7,373,250
TOTAL BRAZIL			238,027,149
Government Obligations - continued
		Principal Amount (c)	Value
Cayman Islands - 0.5%
Cayman Island Government 5.95% 11/24/19 (e)		$ 27,542,000	$ 30,158,490
Colombia - 2.9%
Colombian Republic:
4.375% 7/12/21		19,280,000	21,738,200
6.125% 1/18/41		19,725,000	25,889,063
7.375% 3/18/19		10,060,000	13,153,450
7.375% 9/18/37		16,605,000	24,658,425
8.125% 5/21/24		7,850,000	11,402,125
10.375% 1/28/33		22,390,000	39,966,150
11.75% 2/25/20		14,931,000	23,964,255
TOTAL COLOMBIA			160,771,668
Congo - 0.5%
Congo Republic 3% 6/30/29 (d)		33,924,500	25,104,130
Croatia - 1.9%
Croatia Republic:
6.25% 4/27/17 (e)		77,260,000	76,873,700
6.375% 3/24/21 (e)		30,870,000	29,906,856
TOTAL CROATIA			106,780,556
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		8,049,000	7,888,020
Georgia - 0.1%
Georgia Republic 6.875% 4/12/21 (e)		7,855,000	8,365,575
Ghana - 0.2%
Ghana Republic 8.5% 10/4/17 (e)		11,705,000	12,992,550
Guatemala - 0.2%
Guatemalan Republic 5.75% 6/6/22 (e)		9,120,000	9,439,200
Hungary - 1.8%
Hungarian Republic:
4.75% 2/3/15		72,365,000	69,470,400
7.625% 3/29/41		28,168,000	27,604,640
TOTAL HUNGARY			97,075,040
Iceland - 0.8%
Republic of Iceland:
4.875% 6/16/16 (e)		17,998,000	18,087,990
5.875% 5/11/22 (e)		27,695,000	27,211,168
TOTAL ICELAND			45,299,158
Government Obligations - continued
		Principal Amount (c)	Value
Indonesia - 3.4%
Indonesian Republic:
5.25% 1/17/42 (e)		$ 18,525,000	$ 19,336,395
5.875% 3/13/20 (e)		12,325,000	14,142,938
6.625% 2/17/37 (e)		13,640,000	16,845,400
6.875% 3/9/17 (e)		9,505,000	11,061,919
6.875% 1/17/18 (e)		10,920,000	12,912,900
7.25% 4/20/15 (e)		5,360,000	6,010,168
7.5% 1/15/16 (e)		8,150,000	9,423,845
7.75% 1/17/38 (e)		23,250,000	32,026,875
8.5% 10/12/35 (e)		18,310,000	26,732,600
11.625% 3/4/19 (e)		26,395,000	38,734,663
TOTAL INDONESIA			187,227,703
Iraq - 0.4%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		25,250,000	20,831,250
Ivory Coast - 0.4%
Ivory Coast 3.75% 12/31/32 (b)(d)		32,805,000	24,439,725
Korea (South) - 0.4%
Korean Republic 7.125% 4/16/19		15,780,000	19,900,600
Latvia - 0.5%
Latvian Republic:
5.25% 2/22/17 (e)		12,620,000	13,077,475
5.25% 6/16/21 (e)		11,850,000	12,012,938
TOTAL LATVIA			25,090,413
Lebanon - 1.4%
Lebanese Republic:
4% 12/31/17		29,537,750	28,946,995
9% 3/20/17		24,475,000	28,023,875
11.625% 5/11/16 (Reg. S)		14,940,000	18,413,550
TOTAL LEBANON			75,384,420
Lithuania - 2.1%
Lithuanian Republic:
5.125% 9/14/17 (e)		11,815,000	12,494,363
6.125% 3/9/21 (e)		21,320,000	23,398,700
6.625% 2/1/22 (e)		29,460,000	33,731,700
6.75% 1/15/15 (e)		17,500,000	18,900,000
7.375% 2/11/20 (e)		22,115,000	26,206,275
TOTAL LITHUANIA			114,731,038
Government Obligations - continued
		Principal Amount (c)	Value
Mexico - 5.4%
United Mexican States:
3.625% 3/15/22		$ 31,528,000	$ 33,419,680
5.125% 1/15/20		34,372,000	40,283,984
5.625% 1/15/17		23,444,000	27,253,650
5.75% 10/12/2110		21,034,000	24,031,345
6.05% 1/11/40		41,446,000	53,258,110
6.75% 9/27/34		36,215,000	49,252,400
7.5% 4/8/33		5,495,000	8,008,963
8.3% 8/15/31		8,670,000	13,416,825
11.375% 9/15/16		13,263,000	18,501,885
11.5% 5/15/26		13,860,000	25,502,400
TOTAL MEXICO			292,929,242
Namibia - 0.4%
Republic of Namibia 5.5% 11/3/21 (e)		23,195,000	24,087,080
Nigeria - 0.1%
Republic of Nigeria 6.75% 1/28/21 (e)		6,195,000	6,690,600
Panama - 0.8%
Panamanian Republic:
7.125% 1/29/26		10,725,000	14,478,750
8.875% 9/30/27		10,360,000	16,058,000
9.375% 4/1/29		9,155,000	14,968,425
TOTAL PANAMA			45,505,175
Peru - 1.7%
Peruvian Republic:
6.55% 3/14/37		9,445,000	12,821,588
7.35% 7/21/25		20,090,000	28,126,000
8.75% 11/21/33		30,220,000	49,636,350
TOTAL PERU			90,583,938
Philippines - 5.7%
Philippine Republic:
4% 1/15/21		19,650,000	21,148,313
5% 1/13/37		14,855,000	16,191,950
5.5% 3/30/26		13,360,000	15,798,200
6.375% 1/15/32		18,875,000	23,807,038
6.375% 10/23/34		31,780,000	40,678,400
6.5% 1/20/20		20,325,000	25,280,235
7.5% 9/25/24		1,580,000	2,097,450
7.75% 1/14/31		25,640,000	36,472,900
Government Obligations - continued
		Principal Amount (c)	Value
Philippines - continued
Philippine Republic: - continued
8.375% 6/17/19		$ 10,220,000	$ 13,745,900
9.5% 2/2/30		20,120,000	32,620,556
9.875% 1/15/19		10,215,000	14,454,225
10.625% 3/16/25		40,700,000	67,358,500
TOTAL PHILIPPINES			309,653,667
Poland - 1.9%
Polish Government:
5% 3/23/22		47,275,000	51,647,938
6.375% 7/15/19		42,130,000	49,713,400
TOTAL POLAND			101,361,338
Qatar - 1.3%
State of Qatar:
3.125% 1/20/17 (e)		35,885,000	37,320,400
5.75% 1/20/42 (e)		21,825,000	25,808,063
6.4% 1/20/40 (e)		7,805,000	9,885,969
TOTAL QATAR			73,014,432
Romania - 0.4%
Romanian Republic 6.75% 2/7/22 (e)		19,773,000	20,662,785
Russia - 6.2%
Russian Federation:
3.25% 4/4/17 (e)		58,600,000	58,893,000
5.625% 4/4/42 (e)		67,000,000	71,609,600
7.5% 3/31/30 (Reg. S)		76,153,000	91,292,216
11% 7/24/18 (Reg. S)		39,133,000	54,786,200
12.75% 6/24/28 (Reg. S)		34,592,000	62,265,600
TOTAL RUSSIA			338,846,616
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (e)		4,800,000	5,280,000
Serbia - 0.8%
Republic of Serbia:
6.75% 11/1/24 (e)		29,896,671	28,626,063
7.25% 9/28/21 (e)		13,015,000	13,275,300
TOTAL SERBIA			41,901,363
Slovakia - 0.6%
Slovakia Republic 4.375% 5/21/22 (e)		31,200,000	30,420,000
Government Obligations - continued
		Principal Amount (c)	Value
South Africa - 0.4%
South African Republic 4.665% 1/17/24		$ 19,950,000	$ 21,620,813
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (e)		13,160,000	13,456,100
8.25% 10/24/12 (e)		5,802,000	5,860,020
TOTAL SRI LANKA			19,316,120
Turkey - 7.9%
Turkish Republic:
5.125% 3/25/22		13,395,000	13,981,701
5.625% 3/30/21		17,865,000	19,517,513
6% 1/14/41		21,990,000	23,144,475
6.25% 9/26/22		23,625,000	26,726,963
6.75% 4/3/18		17,590,000	20,207,392
6.75% 5/30/40		23,625,000	27,523,125
6.875% 3/17/36		33,045,000	38,953,446
7% 3/11/19		12,685,000	14,857,941
7% 6/5/20		17,155,000	20,350,977
7.25% 3/5/38		21,700,000	26,719,210
7.375% 2/5/25		42,365,000	52,532,600
7.5% 7/14/17		20,620,000	24,125,400
7.5% 11/7/19		8,310,000	10,065,903
8% 2/14/34		30,950,000	40,894,235
11.875% 1/15/30		41,155,000	72,897,852
TOTAL TURKEY			432,498,733
Ukraine - 0.7%
Ukraine Government:
6.25% 6/17/16 (e)		9,500,000	8,514,850
6.58% 11/21/16 (e)		3,495,000	3,132,569
7.65% 6/11/13 (e)		6,325,000	6,214,313
7.75% 9/23/20 (e)		20,485,000	18,487,713
TOTAL UKRAINE			36,349,445
United States of America - 4.1%
U.S. Treasury Bonds 3% 5/15/42		215,144,000	225,834,053
Uruguay - 0.4%
Uruguay Republic:
6.875% 9/28/25		3,945,000	5,187,675
7.625% 3/21/36		9,870,000	14,262,150
TOTAL URUGUAY			19,449,825
Government Obligations - continued
		Principal Amount (c)	Value
Venezuela - 6.0%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		$ 458,489	$ 13,410,803
5.75% 2/26/16 (Reg S.)		20,725,000	17,823,500
6% 12/9/20		13,420,000	9,125,600
7.75% 10/13/19 (Reg. S)		58,355,000	44,933,350
8.25% 10/13/24		22,260,000	16,194,150
8.5% 10/8/14		13,690,000	13,518,875
9% 5/7/23 (Reg. S)		23,640,000	18,202,800
9.25% 9/15/27		38,130,000	31,075,950
9.25% 5/7/28 (Reg. S)		21,980,000	16,649,850
9.375% 1/13/34		29,645,000	22,678,425
10.75% 9/19/13		28,655,000	29,371,375
11.75% 10/21/26 (Reg. S)		30,515,000	26,929,488
11.95% 8/5/31 (Reg. S)		45,400,000	40,179,000
12.75% 8/23/22		31,605,000	30,340,800
TOTAL VENEZUELA			330,433,966
TOTAL GOVERNMENT OBLIGATIONS (Cost $3,518,700,870)			3,828,384,796
Preferred Securities - 0.2%

Brazil - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f) (Cost $12,412,606)	11,865,000	12,753,245
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $147,511,944)	147,511,944	147,511,944
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.15%, dated 6/29/12 due 7/2/12 (Collateralized by U.S. Treasury Obligations) # (Cost $10,763,000)	$ 10,763,133	$ 10,763,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $5,069,231,231)		5,462,083,456
NET OTHER ASSETS (LIABILITIES) - 0.1%		5,425,295
NET ASSETS - 100%		$ 5,467,508,751
Currency Abbreviations
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,877,506,890 or 34.3% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$10,763,000 due 7/02/12 at 0.15%
Barclays Capital, Inc.	$ 3,014,809
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,080,351
RBS Securities, Inc.	5,667,840
$ 10,763,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 178,339
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,462,670,471	$ -	$ 1,462,218,687	$ 451,784
Government Obligations	3,828,384,796	-	3,828,384,796	-
Preferred Securities	12,753,245	-	12,753,245	-
Money Market Funds	147,511,944	147,511,944	-	-
Cash Equivalents	10,763,000	-	10,763,000	-
Total Investments in Securities:	$ 5,462,083,456	$ 147,511,944	$ 5,314,119,728	$ 451,784
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	4.1%
AAA,AA,A	9.8%
BBB	46.8%
BB	19.2%
B	12.1%
CCC,CC,C	0.2%
Not Rated	4.8%
Short-Term Investments and Net Other Assets	3.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $10,763,000) - See accompanying schedule: Unaffiliated issuers (cost $4,921,719,287)	$ 5,314,571,512
Fidelity Central Funds (cost $147,511,944)	147,511,944
Total Investments (cost $5,069,231,231)		$ 5,462,083,456
Cash		975
Receivable for investments sold		13,678,513
Receivable for fund shares sold		8,354,279
Interest receivable		90,796,471
Distributions receivable from Fidelity Central Funds		44,368
Other receivables		5,867
Total assets		5,574,963,929

Liabilities
Payable for investments purchased	$ 65,534,014
Payable for fund shares redeemed	35,586,657
Distributions payable	2,396,652
Accrued management fee	2,983,810
Other affiliated payables	741,129
Other payables and accrued expenses	212,916
Total liabilities		107,455,178

Net Assets		$ 5,467,508,751
Net Assets consist of:
Paid in capital		$ 4,983,644,253
Undistributed net investment income		41,127,030
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		50,091,123
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		392,646,345
Net Assets, for 328,260,882 shares outstanding		$ 5,467,508,751
Net Asset Value, offering price and redemption price per share ($5,467,508,751 ÷ 328,260,882 shares)		$ 16.66

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 2,365,928
Interest		152,451,116
Income from Fidelity Central Funds		178,338
Total income		154,995,382

Expenses
Management fee	$ 16,709,272
Transfer agent fees	3,491,051
Accounting fees and expenses	783,191
Custodian fees and expenses	139,818
Independent trustees' compensation	15,568
Registration fees	234,430
Audit	46,490
Legal	7,857
Miscellaneous	23,854
Total expenses before reductions	21,451,531
Expense reductions	(9,984)	21,441,547
Net investment income (loss)		133,553,835
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,854,449
Foreign currency transactions	339,859
Total net realized gain (loss)		52,194,308
Change in net unrealized appreciation (depreciation) on: Investment securities	186,199,705
Assets and liabilities in foreign currencies	(102,953)
Total change in net unrealized appreciation (depreciation)		186,096,752
Net gain (loss)		238,291,060
Net increase (decrease) in net assets resulting from operations		$ 371,844,895

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 133,553,835	$ 237,568,266
Net realized gain (loss)	52,194,308	102,137,584
Change in net unrealized appreciation (depreciation)	186,096,752	(36,664,490)
Net increase (decrease) in net assets resulting from operations	371,844,895	303,041,360
Distributions to shareholders from net investment income	(120,080,313)	(232,837,624)
Distributions to shareholders from net realized gain	(13,082,955)	(31,387,181)
Total distributions	(133,163,268)	(264,224,805)
Share transactions Proceeds from sales of shares	1,389,175,507	1,218,401,296
Reinvestment of distributions	117,427,024	234,022,318
Cost of shares redeemed	(546,670,527)	(1,480,441,952)
Net increase (decrease) in net assets resulting from share transactions	959,932,004	(28,018,338)
Redemption fees	453,380	766,494
Total increase (decrease) in net assets	1,199,067,011	11,564,711

Net Assets
Beginning of period	4,268,441,740	4,256,877,029
End of period (including undistributed net investment income of $41,127,030 and undistributed net investment income of $27,653,508, respectively)	$ 5,467,508,751	$ 4,268,441,740
Other Information Shares
Sold	84,920,234	77,127,023
Issued in reinvestment of distributions	7,141,619	14,829,739
Redeemed	(33,418,088)	(94,355,853)
Net increase (decrease)	58,643,765	(2,399,091)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.83	$ 15.65	$ 15.03	$ 11.24	$ 14.68	$ 14.80
Income from Investment Operations
Net investment income (loss) D	.436	.929	.930	1.195	.845	.894
Net realized and unrealized gain (loss)	.831	.276	.676	3.664	(3.426)	(.077)
Total from investment operations	1.267	1.205	1.606	4.859	(2.581)	.817
Distributions from net investment income	(.393)	(.909)	(.862)	(1.053)	(.826)	(.899)
Distributions from net realized gain	(.045)	(.119)	(.130)	(.020)	(.040)	(.040)
Total distributions	(.438)	(1.028)	(.992)	(1.073)	(.866)	(.939)
Redemption fees added to paid in capital D	.001	.003	.006	.004	.007	.002
Net asset value, end of period	$ 16.66	$ 15.83	$ 15.65	$ 15.03	$ 11.24	$ 14.68
Total Return B, C	8.08%	7.94%	10.94%	44.56%	(18.24)%	5.71%
Ratios to Average Net Assets E, G
Expenses before reductions	.86% A	.86%	.88%	.91%	.90%	.89%
Expenses net of fee waivers, if any	.86% A	.86%	.88%	.91%	.90%	.89%
Expenses net of all reductions	.86% A	.86%	.88%	.90%	.90%	.88%
Net investment income (loss)	5.35% A	5.89%	5.94%	8.73%	6.22%	6.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,467,509	$ 4,268,442	$ 4,256,877	$ 2,963,768	$ 1,446,042	$ 2,116,159
Portfolio turnover rate F	98% A	132%	98%	126%	59%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

Fidelity® New Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

June 30, 2012 for the Fund's investments is included at the end of Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses - continued

of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 443,521,767
Gross unrealized depreciation	(23,387,569)
Net unrealized appreciation (depreciation) on securities and other investments	$ 420,134,198

Tax cost	$ 5,041,949,258

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,564,021,347 and $1,519,355,836, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .12%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .67% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,644 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,881 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $103.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

9. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Ltd.

FIL Investments (Japan) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

NMI-USAN-0812
1.787782.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 21, 2012